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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]


                                   May 4, 2000




VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:  Merrill Lynch Life Variable Life Separate Account
         (File No. 33-55472)


Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Life Separate Account (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of prospectus dated May 1, 2000 that would have been filed pursuant to paragraph
(b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.

                           Sincerely,

                           /s/ KIMBERLY J. SMITH

                           Kimberly J. Smith


cc:      Edward W. Diffin, Jr., Esq.
         Mary E. Thornton, Esq.